UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                       INVESTMENT COMPANIES

          Investment Company Act file number:  811-9521

                      MANAGERS AMG FUNDS
        (Exact name of registrant as specified in charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
       (Address of principal executive offices)  (Zip code)


                     The Managers Funds LLC
         40 Richards Avenue, Norwalk, Connecticut 06854
             (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:        SEPTEMBER 30, 2003

Date of reporting period:       MARCH 31, 2003


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

              [LOGO OMITTED:  MANAGERS AMG FUNDS]

                     FRONTIER GROWTH FUND
              FRONTIER SMALL COMPANY VALUE FUND

              -----------------------------------

                       SEMI-ANNUAL REPORT
                         MARCH 31, 2003

                     FRONTIER GROWTH FUND
              FRONTIER SMALL COMPANY VALUE FUND

                       Semi-Annual Report
                         March 31, 2003
                           (unaudited)

                       TABLE OF CONTENTS
                       -----------------

                                                     Begins
                                                     on Page
                                                     -------
LETTER TO SHAREHOLDERS................................  1

MANAGERS AMG FUNDS' TOTAL RETURNS ....................  2
 A return table showing before tax and after tax
 returns as of March 31, 2003

SUMMARY OF INDUSTRY WEIGHTINGS AND TOP TEN HOLDINGS ..  3

SCHEDULES OF PORTFOLIO INVESTMENTS .................... 4
 Detailed portfolio listings by security type and
 industry sector, as valued at March 31, 2003

FINANCIAL STATEMENTS:
 Statements of Assets and Liabilities ................ 10
  Fund balance sheets, net asset value (NAV) per
  share computations and cumulative undistributed
  amounts

 Statements of Operations ............................ 11
  Detail of sources of income, Fund expenses and
  realized and unrealized gains (losses) during
  the period

 Statements of Changes in Net Assets ................. 12
  Detail of changes in Fund assets for the period

FINANCIAL HIGHLIGHTS ................................. 14
  Net asset value, total return, expense ratios,
  turnover ratio and net assets

NOTES TO FINANCIAL STATEMENTS ........................ 16
  Accounting and distribution policies, details of
  agreements and transactions with Fund management
  and affiliates


LETTER TO SHAREHOLDERS
----------------------
Dear Fellow Shareholders:

The past six months proved to be an extremely difficult environment for investors, as uncertainties about everything from the reliability of corporate reporting to the solidarity of the United Nations increased. For much of 2002, the markets were forced to digest an ever-increasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts. As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. In addition, uncertainty about the war impeded the progress of the economy, as business managers remained conservative in terms of capital expenditures and hiring, while consumers seem to have curbed their spending.

For the six months ended March 31, 2003, Frontier Growth Fund and Frontier Small Company Value Fund returned 1.77% and -3.93%, respectively. For the same period, the Funds' primary benchmarks, the S&P 500 index and the Russell 2000 index returned 5.02% and 1.39%, respectively. The stock market rallied broadly in October and November as corporate earnings tended to meet or exceed very low expectations at the time. As we progressed into the new-year "geopolitical concerns" became the sole focus of investors and the stock market traded lower on increased uncertainty. Only very recently, as it became clear that the coalition's military objectives would be met swiftly, has the market again begun to focus on economic and corporate fundamentals. We are hopeful, that as military and political conflicts continue to subside, investors, consumers and corporate managers alike will be able to plan and invest with a focus on the medium and long term. This, in our view will go a long way to helping the economy to resume a steady recovery.

Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.


Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
Managers AMG Funds


MANAGERS AMG FUNDS
AVERAGE ANNUAL TOTAL RETURNS (unaudited)
-------------------------------------------------------------------------------
                      TOTAL RETURNS BEFORE AND AFTER TAXES (1)
                          All periods ended March 31, 2003
-------------------------------------------------------------------------------
                    1         3         5        10        SINCE     INCEPTION
                   YEAR      YEARS     YEARS     YEARS     INCEPTION DATE
-------------------------------------------------------------------------------
FRONTIER GROWTH *                                           11.17%   MAR. '88
-----------------
Before Taxes       (27.74)%  (24.48)%  (1.92)%   6.07%     (26.55)%  Oct. '00
Return After Taxes
 on Distributions  (27.74)%      -        -        -       (26.60)%
Return After Taxes
 on Distributions
 and Sale of Fund
 Shares            (17.03)%      -        -        -       (20.15)%

S&P 500 INDEX
 (BEFORE TAXES)    (24.76)%  (16.09)%  (3.77)%   8.53%     (17.80)%


FRONTIER SMALL COMPANY VALUE                                         FEB. '01
----------------------------
Before Taxes       (26.26)%      -        -        -        (4.27)%
Return After Taxes
 on Distributions  (26.32)%      -        -        -        (5.65)%
Return After Taxes
 on Distributions
 and Sale of Fund
 Shares            (16.12)%      -        -        -        (3.90)%

RUSSELL 2000 INDEX
 (BEFORE TAXES)    (26.96)%  (11.00)%  (4.12)%   6.22%     (10.59)%

-------------------------------------------------------------------------------

Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. There are risks associated with investing in small-cap companies, such as increased volatility. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersamg.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., member NASD.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The portion of the 3-year, 5-year and 10-year returns prior to 10/2/2000, for the Frontier Growth Fund reflects performance linked with the predecessor fund which began operations on March 7, 1988 and for which the after tax returns are unavailable.

-------------------------------------------------------------------------------
MANAGERS AMG FUNDS
SUMMARY OF INDUSTRY WEIGHTINGS AS OF MARCH 31, 2003(unaudited)
-------------------------------------------------------------------------------
                                                      FRONTIER        RUSSELL
                      FRONTIER       S&P 500          SMALL COMPANY   2000 VALUE
MAJOR SECTORS         GROWTH FUND    INDEX            VALUE FUND      INDEX
-------------------   -----------    ------------     -------------   ---------
Consumer Discretionary   14.5%          13.7%            14.2%          13.3%
Consumer Staples          4.2            9.2              1.8            3.5
Energy                    5.8            6.2              5.7            4.4
Financials               17.7           20.0             21.3           23.4
Health Care              29.3           15.8              0.5           12.9
Industrials               6.0           10.9             33.3           14.7
Information Technology   20.3           14.9             10.5           17.7
Materials                 0.0            2.7              7.8            4.6
Telecommunication
 Services                 0.0            3.7              0.0            1.3
Utilities                 0.0            2.9              1.6            4.2
Other                     2.2            0.0              3.3            0.0


-------------------------------------------------------------------------------
TOP TEN HOLDINGS AS OF MARCH 31, 2003 (unaudited)
-------------------------------------------------------------------------------
      FRONTIER GROWTH FUND             FRONTIER SMALL COMPANY VALUE FUND
------------------------------------   ----------------------------------------
                            % Fund                                    % Fund
                          ----------                                -----------
Alliance Capital                       Texas Regional
 Management Holdings, LP*    4.3%       Bancshares, Inc. Class A*       3.5%
Microsoft Corp.*             4.1       Minerals Technologies, Inc.*     3.3
Johnson & Johnson*           3.3       Baldor Electric Co.              3.3
Avon Products, Inc.*         2.8       CDI Corp.*                       3.1
International Business                 HON Industries, Inc.*            3.1
 Machines Corp.              2.5       EGL, Inc.                        3.0
Amgen, Inc.                  2.5       Acuity Brands, Inc.              2.9
Pfizer, Inc.                 2.3       Albemarle Corp.*                 2.8
Citigroup, Inc.              2.3       Parkway Properties, Inc.         2.8
SLM Corp.                    2.1       Fulton Financial Corp.*          2.8
Danaher Corp.                2.1
                          ----------                                -----------
Top Ten as a Group          28.5%      Top Ten as a Group              30.7%
                          ==========                                ===========

* Top Ten Holding at September 30, 2002


-------------------------------------------------------------------------------
FRONTIER GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
March 31, 2003
-------------------------------------------------------------------------------
                                                SHARES                VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.5%
CDW Computer Centers, Inc.*                       1,100          $   44,880
Clear Channel Communications, Inc.*               1,900              64,448
Darden Restaurants, Inc.                            600              10,710
Dollar Tree Stores, Inc.*                         3,500              69,650
Kohl's Corp.*                                     1,000              56,580
Lowe's Co., Inc.                                  1,500              61,230
Target Corp.                                      2,800              81,928
The Walt Disney Co.                               4,500              76,590
USA Interactive 1 *                               1,900              50,901
Viacom, Inc., Class A*                            2,500              91,250
Wal-Mart Stores, Inc.                             1,200              62,436
Williams-Sonoma, Inc.*                              300               6,540
                                                                 -----------
 TOTAL CONSUMER DISCRETIONARY                                       677,143
                                                                 -----------
CONSUMER STAPLES - 4.2%
Avon Products, Inc.                               2,300             131,215
PepsiCo, Inc.                                     1,600              64,000
                                                                 -----------
 TOTAL CONSUMER STAPLES                                             195,215
                                                                 -----------
ENERGY - 5.8%
Apache Corp.                                        720              44,453
Devon Energy Corp.                                  500              24,110
Noble Corp*                                         900              28,278
Ocean Energy, Inc.                                1,100              22,000
Pioneer Natural Resources Co.*                    3,000              75,300
XTO Energy, Inc.                                  4,000              76,000
                                                                 -----------
 TOTAL ENERGY                                                       270,141
                                                                 -----------
FINANCIALS - 17.7%
Alliance Capital Management Holdings, LP (1)      7,000             201,600
American International Group, Inc.                1,700              84,065
Bank of America Corp.                               700              46,788
Bank One Corp.                                    1,300              45,006
Citigroup, Inc.                                   3,100             106,795
Everest Re Group Ltd                              1,000              57,210
Legg Mason, Inc.                                  1,600              77,984
Lehman Brothers Holdings, Inc.                    1,100              63,525
SLM Corp.                                           900              99,828
Wells Fargo & Co.                                 1,000              44,990
                                                                 -----------
 TOTAL FINANCIALS                                                   827,791
                                                                 -----------
HEALTH CARE - 29.3%
Abbott Laboratories                               1,300              48,893
Alcon, Inc.*                                      1,300              53,326
Allergan, Inc.                                      300              20,463
Amgen, Inc.*                                      2,000             115,100
Barr Laboratories, Inc.*                            750              42,750
Boston Scientific Corp.*                          1,700              69,292
C.R. Bard, Inc.                                     500              31,530
Cardinal Health, Inc.                               600              34,182
Caremark Rx, Inc.*                                3,300              59,895
CR Bard Inc                                         500              31,530

The accompanying notes are an integral part of these financial statements.

                                4

-------------------------------------------------------------------------------
FRONTIER GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                SHARES                VALUE
-------------------------------------------------------------------------------
HEALTH CARE (continued)
Eli Lilly & Co.                                   1,000           $  57,150
Express Scripts Inc.*                             1,400              77,952
Forest Laboratories Inc.*                         1,200              64,764
Johnson & Johnson                                 2,700             156,249
Medtronic, Inc.                                     900              40,608
Patterson Dental Co. (1) *                        1,300              59,709
Pfizer, Inc.                                      3,500             109,060
Pharmacia Corp.                                   1,100              47,630
St. Jude Medical, Inc.*                           1,000              48,750
Teva Pharmaceutical Industries Ltd. Sp ADR        1,700              70,805
UnitedHealth Group Inc.                             500              45,835
WebMD Corp.*                                      5,900              53,218
WellPoint Health Networks, Inc.*                    800              61,400
                                                                 -----------
 TOTAL HEALTH CARE                                                1,368,561
                                                                 -----------
INDUSTRIALS - 6.0%
ChoicePoint, Inc.*                                1,000              33,900
Danaher Corp.                                     1,500              98,640
Fiserv, Inc.*                                     3,000              94,440
Fluor Corp.                                       1,500              50,520
                                                                 -----------
 TOTAL INDUSTRIALS                                                  277,500
                                                                 -----------
INFORMATION TECHNOLOGY - 20.3%
Affiliated Computer Services, Inc., Class A*      1,900              84,094
Analog Devices, Inc.*                             2,100              57,750
Cisco Systems, Inc.*                              5,500              71,390
Dell Computer Corp.*                              2,200              60,082
EMC Corp.*                                        5,200              37,596
Intel Corp.                                       4,000              65,120
International Business Machines Corp.             1,500             117,645
Lexmark International, Inc.*                      1,000              66,950
Maxim Integrated Products                         1,000              36,120
Microchip Technology, Inc.                        2,000              39,800
Microsoft Corp.                                   8,000             193,680
Network Associates, Inc.*                         2,600              35,906
Qualcomm, Inc.                                    1,100              39,666
Veritas Software Corp.*                           2,300              40,434
                                                                 -----------
 TOTAL INFORMATION TECHNOLOGY                                       946,233
                                                                 -----------
TOTAL COMMON STOCKS
 (cost $4,757,550)                                                4,562,584
                                                                 -----------
SHORT-TERM INVESTMENTS - 9.4%(2)
OTHER INVESTMENT COMPANIES - 2.5%
Blackrock Provident Institutional Tempcash
 Fund, 1.29%(3)                                   2,000               2,000
New York Life Investment Management LLC
 Institutional Fund, 1.29%(3)                     2,000               2,000
Reserve Primary Fund, 1.34%(3)                    2,000               2,000
JPMorgan Prime Money Market
 Fund, Institutional Class Shares, 1.18%        113,899             113,899
                                                                 -----------
 TOTAL OTHER INVESTMENT COMPANIES                                   119,899
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

                                5

-------------------------------------------------------------------------------
FRONTIER GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                                      VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (continued)
VARIOUS REPURCHASE AGREEMENTS - 6.9%(3)        PRINCIPAL
 Dated 3/31/03, due 4/1/03, 1.31% to 1.37%,    AMOUNT
 Total to be received $321,012 (secured by     ---------
 $327,420 U.S. Government Agencies), at cost   $321,000            $321,000
                                                                 -----------
 TOTAL SHORT-TERM INVESTMENTS
 (cost $440,899)                                                    440,899
                                                                 -----------
 TOTAL INVESTMENTS - 107.2%
 (cost $5,198,449)                                                5,003,483
                                                                 -----------
OTHER ASSETS, LESS LIABILITIES - (7.2)%                            (336,228)
                                                                 -----------
NET ASSETS - 100.0%                                              $4,667,255
                                                                 ===========

Note: Based on the cost of investments of $4,883,245 for Federal income tax purposes at March 31, 2003, the aggregate gross unrealized appreciation and depreciation were $352,904 and $232,666, respectively, resulting in net unrealized appreciation of investments of $120,238.

* Non-income-producing securities.

(1) Some of these shares, amounting to a market value of $312,210, or 6.7% of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the March
    31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in these short-term investment.

INVESTMENTS ABBREVIATIONS:
--------------------------
ADR: Securities whose value is determined or significantly
influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American
Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. Sponsored ADRs are
initiated by the underlying foreign company.


The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------------------
FRONTIER SMALL COMPANY VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
March 31, 2003
-------------------------------------------------------------------------------
                                                SHARES                VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 14.2%
American Eagle Outfitters*                        6,200          $   90,018
Ameristar Casinos, Inc.*                         17,600             188,672
AnnTaylor Stores, Corp.*                          9,100             186,823
BJ's Wholesale Club, Inc.*                        4,500              50,850
Chicago Pizza & Brewery. Inc.*(1)                11,100              77,922
Federal Signal Corp.                             11,500             163,300
Hibbett Sporting Goods, Inc.*                    14,300             353,653
Interactive Data Corp.*                           5,200              72,852
Libbey, Inc.                                      9,300             228,780
Navigant International, Inc.*                     7,000              73,850
Prime Hospitality Corp.*                         12,600              65,016
Zale Corp.*                                       7,700             252,098
                                                                 -----------
 TOTAL CONSUMER DISCRETIONARY                                     1,803,834
                                                                 -----------
CONSUMER STAPLES - 1.8%
Duane Reade, Inc.*                               18,300             232,044

ENERGY - 5.7%
National-Oilwell, Inc.*                           7,400             165,686
St. Mary Land & Exploration Co.*                  9,800             245,490
Western Gas Resources, Inc.                       4,000             130,200
Westport Resources Corp.*                         9,200             185,380
                                                                 -----------
 TOTAL ENERGY                                                       726,756
                                                                 -----------
FINANCIALS - 21.3%
Brandywine Realty Trust                          14,200             312,400
Fulton Financial Corp.                           19,000             357,390
Harleysville Group, Inc.                         13,700             341,815
Home Properties of New York, Inc.                 6,300             209,160
LaSalle Hotel Properties                         16,700             199,565
Parkway Properties, Inc.                          9,500             357,960
RFS Hotel Investors, Inc.                        18,900             183,330
Selective Insurance Group, Inc.                   8,900             218,406
SL Green Realty Corp.                             3,200              97,792
Texas Regional Bancshares, Inc., Class A         14,680             443,174
                                                                 -----------
 TOTAL FINANCIALS                                                 2,720,992
                                                                 -----------
HEALTH CARE - 0.5%
Stewart Enterprises, Inc., Class A*              22,900              61,830
                                                                 -----------
INDUSTRIALS - 33.3%
AAR Corp.                                        15,900              60,102
Acuity Brands, Inc.                              27,600             371,220
Baldor Electric Co.                              19,700             421,580
CDI Corp.*                                       17,100             398,430
EGL, Inc.*                                       25,900             384,874
ElkCorp                                          17,000             323,000
ESCO Technologies, Inc.*                          6,200             203,360
G&K Services, Inc., Class A                       2,800              67,200
HON Industries, Inc.                             13,700             390,450
Integrated Electrical Services, Inc.*            16,000              68,320
Kadant, Inc.*                                    12,300             201,597


The accompanying notes are an integral part of these financial statements.

                                7

-------------------------------------------------------------------------------
FRONTIER SMALL COMPANY VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
                                                SHARES                VALUE
-------------------------------------------------------------------------------
INDUSTRIALS (continued)
Kirby Corp.*                                      7,200          $  177,120
Korn/Ferry International*                        10,600              69,430
Nordson Corp.                                     2,800              67,452
Paxar Corp.*                                      5,000              57,250
Power-One, Inc.*                                 26,300             115,720
Quixote Corp.                                    12,700             200,660
SCS Transportation, Inc.*                        23,050             243,869
Waste Connections, Inc.*                          4,500             155,250
Werner Enterprises, Inc.                          7,100             136,746
Yellow Corp.*                                     5,500             132,715
                                                                 -----------
 TOTAL INDUSTRIALS                                                4,246,345
                                                                 -----------
INFORMATION TECHNOLOGY - 10.5%
Actel Corp.*                                      5,800              98,948
Anaren Microwave, Inc.*                          18,300             158,295
Concord Communications, Inc.*                    21,700             185,969
Electronics for Imaging, Inc.*                   11,900             210,499
Littelfuse, Inc.*                                 7,700             137,753
Richardson Electronics, Ltd.                     16,200             134,314
RSA Security, Inc.*                              28,500             202,350
SBS Technologies, Inc.*                          21,300             154,851
Sypris Solutions, Inc.                            7,300              57,524
                                                                 -----------
 TOTAL INFORMATION TECHNOLOGY                                     1,340,503
                                                                 -----------
MATERIALS - 7.8%
Albemarle Corp.                                  14,800             360,380
H.B. Fuller Co.*                                  8,900             205,768
Minerals Technologies, Inc.                      11,100             423,021
                                                                 -----------
 TOTAL MATERIALS                                                    989,169
                                                                 -----------
UTILITIES - 1.6%
Piedmont Natural Gas Co. (1)                      5,600             199,640
                                                                 -----------
 TOTAL COMMON STOCKS
 (cost $12,529,389)                                              12,321,113
                                                                 -----------
SHORT-TERM INVESTMENTS -10.6%(2)
OTHER INVESTMENT COMPANIES - 8.5%
Blackrock Provident Institutional Tempcash
 Fund, 1.29%(3)                                   3,000               3,000
New York Life Investment Management LLC
 Institutional Fund, 1.29%(3)                     3,000               3,000
Reserve Primary Fund, 1.34%(3)                    3,000               3,000
JPMorgan Prime Money Market
 Fund, Institutional Class Shares, 1.18%      1,076,628           1,076,628
                                                                 -----------
 TOTAL OTHER INVESTMENT COMPANIES                                 1,085,628
                                                                 -----------
VARIOUS REPURCHASE AGREEMENTS - 2.1%(3)        PRINCIPAL
Dated 3/31/03, due 4/01/03, 1.31% to 1.379%,   AMOUNT
 Total to be received $263,009 (secured by     ---------
 $268,260 U.S. Government agencies), at cost   $263,000             263,000
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,348,628)                                                 1,348,628
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

                                8

-------------------------------------------------------------------------------
FRONTIER SMALL COMPANY VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                                      VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 107.3%
 (cost $13,878,017)                                              $13,669,741
                                                                 -----------
OTHER ASSETS, LESS LIABILITIES - (7.3)%                            (924,587)
                                                                 -----------
NET ASSETS - 100.0%                                              $12,745,154
                                                                 ===========

Note: Based on the cost of investments of $13,717,259 for Federal income tax purposes at March 31, 2003, the aggregate gross unrealized appreciation and depreciation were $909,388 and $956,905, respectively, resulting in net unrealized depreciation of investments of $47,517.

* Non-income-producing securities.

(1) Some of these shares, amounting to a market value of $277,562, or 2.2% of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the March
    31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in these short-term investment.

The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------------------
MANAGERS AMG FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2003
-------------------------------------------------------------------------------
                                                                 FRONTIER
                                                 FRONTIER        SMALL
                                                 GROWTH          COMPANY
                                                 FUND            VALUE FUND
                                                 ------------    --------------
ASSETS:
-------
Investments at value                             $  5,003,483    $ 13,669,741
Receivable for investments sold                           -            64,852
Receivable for Fund shares sold                           -            12,881
Dividends and interest receivable                       1,108          14,718
Receivable due from advisor                             6,574             -
Prepaid expenses                                        9,052          11,491
                                                 ------------    -------------
Total assets                                        5,020,217      13,773,683
                                                 ------------    -------------
LIABILITIES:
------------
Payable upon return of securities loaned              327,000         272,000
Payable for investments purchased                         -           688,338
Payable for Fund shares repurchased                       -            33,614
Accrued expenses:
 Investment advisory and management fees                  -             3,040
 Distribution fees                                        983           2,659
 Professional fees                                     10,840          13,837
 Custodian fees                                         7,634           9,463
 Other                                                  6,505           5,578
                                                 ------------    -------------
Total liabilities                                     352,962       1,028,529
                                                 ------------    -------------
NET ASSETS                                       $  4,667,255    $ 12,745,154
                                                 ============    =============
Shares outstanding                                  1,012,264       1,519,012
                                                 ------------    -------------
Net asset value, offering and redemption
price per share                                       $  4.61         $  8.39
                                                 ============    =============
NET ASSETS REPRESENT:
---------------------
Paid-in capital                                  $  7,377,838    $ 15,613,390
Undistributed net investment income (loss)            (6,354)          27,485
Accumulated net realized loss from
  investments                                     (2,509,263)      (2,687,445)
Net unrealized depreciation of investments          (194,966)        (208,276)
                                                 ------------    -------------
NET ASSETS                                       $  4,667,255    $ 12,745,154
                                                 ============    =============
Investments at cost                              $  4,883,245    $ 13,878,017
                                                 ------------    -------------

The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------------------
MANAGERS AMG FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2003
-------------------------------------------------------------------------------
                                                                 FRONTIER
                                                 FRONTIER        SMALL
                                                 GROWTH          COMPANY
                                                 FUND            VALUE FUND
                                                 ------------    --------------
INVESTMENT INCOME:
------------------
Dividend income                                  $    21,795     $     118,279
Interest income                                        1,249             5,978
Securities lending fees                                   57               134
Foreign withholding tax                                  (45)              -
                                                 ------------    --------------
Total investment income                               23,056           124,391
                                                 ------------    --------------
EXPENSES:
---------
Investment advisory and management fees               20,160            75,346
Distribution fees                                      5,929            17,124
Custodian                                             14,622            15,897
Transfer agent                                        12,929            14,687
Professional fees                                      7,900             9,866
Registration fees                                      6,979             7,887
Trustees fees and expenses                               701             1,739
Miscellaneous                                            606             1,284
                                                 ------------    --------------
Total expenses before offsets                         69,826           143,830
Less: Expense reimbursements                         (40,416)          (41,771)
                                                 ------------    --------------
Net expenses                                          29,410           102,059
                                                 ------------    --------------
Net investment income (loss)                          (6,354)           22,332
                                                 ------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
----------------------------------------
Net realized loss on investments                    (477,925)       (1,974,655)
Net unrealized appreciation of investments           558,181         1,383,304
Net realized and unrealized gain (loss)               80,256          (591,351)
                                                 ------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $    73,902     $    (569,019)
                                                 ============    ==============

The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------------------
FRONTIER GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                              FOR THE
                                              SIX MONTHS ENDED   FOR THE FISCAL
                                              MARCH 31, 2003     YEAR ENDED
                                              (unaudited)        SEPT 30, 2002
                                              -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
---------------------------------
Net investment loss                            $     (6,354)      $   (33,423)
Net realized loss on investments                   (477,925)       (1,606,153)
Net unrealized appreciation
  of investments                                    558,181           794,295
                                              -----------------  --------------
Net increase (decrease) in net assets
  resulting from operations                          73,902          (845,281)
                                              -----------------  --------------
FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------
Proceeds from the sale of shares                     94,879           896,095
Cost of shares repurchased                          (49,701)       (1,802,108)
Net increase (decrease) from
  capital share transactions                         45,178          (906,013)
                                              -----------------  --------------
Total increase (decrease) in net assets             119,080        (1,751,294)
                                              -----------------  --------------
NET ASSETS:
-----------
Beginning of period                               4,548,175         6,299,469
End of period                                  $  4,667,255       $ 4,548,175
                                              =================  ==============
End of period undistributed
  net investment loss                          $     (6,354)      $    (4,338)
                                              =================  ==============
SHARE TRANSACTIONS:
-------------------
Sale of shares                                       19,753           147,274
Shares repurchased                                  (10,639)         (301,339)
                                              -----------------  --------------
Net increase (decease) in shares                      9,114          (154,065)
                                              -----------------  --------------

The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------------------
FRONTIER SMALL COMPANY VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                              FOR THE
                                              SIX MONTHS ENDED   FOR THE FISCAL
                                              MARCH 31, 2003     YEAR ENDED
                                              (unaudited)        SEPT 30, 2002
                                              -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
---------------------------------
Net investment income                           $    22,332       $   39,548
Net realized loss on investments                 (1,974,655)        (208,015)
Net unrealized appreciation
  (depreciation) of investments                   1,383,304         (687,079)
                                              -----------------  --------------
Net decrease in net assets
  resulting from operations                        (569,019)        (855,546)
                                              -----------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------
From net investment income                          (27,672)         (21,523)
From net realized gain on investments                  (633)        (963,157)
                                              -----------------  --------------
Total distributions to shareholders                 (28,305)        (984,680)
                                              -----------------  --------------
FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------
Proceeds from the sale of shares                  1,020,050        7,506,216
Reinvestment of dividends and distributions          28,305          984,675
Cost of shares repurchased                       (1,625,962)      (2,838,162)
                                              -----------------  --------------
Net increase (decrease) from
  capital share transactions                       (577,607)       5,652,729
                                              -----------------  --------------
Total increase (decrease) in net assets          (1,174,931)       3,812,503
                                              -----------------  --------------
NET ASSETS:
-----------
Beginning of period                              13,920,085         10,107,582
End of period                                 $  12,745,154      $  13,920,085
                                              -----------------  --------------
End of period undistributed
  net investment income                       $      27,485      $    32,825
                                              -----------------  --------------
SHARE TRANSACTIONS:
-------------------
Sale of shares                                      114,275          705,896
Reinvested shares                                     3,093           92,545
Shares repurchased                                 (188,844)        (272,578)
                                              -----------------  --------------
Net increase (decrease) in shares                   (71,476)         525,863
                                              -----------------  --------------

The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------------------
FRONTIER GROWTH FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
-------------------------------------------------------------------------------
                                     FOR THE
                                  SIX MONTHS ENDED        FOR THE FISCAL
                                     MARCH 31,              YEAR ENDED
                                    (unaudited)           SEPTEMBER 30,
                                                     ------------------------
                                        2003           2002           2001
                                     -----------     --------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD   $  4.53        $ 5.44         $ 10.00
                                     -----------     --------       ---------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------
Net investment loss                      (0.01)        (0.03)          (0.04)
Net realized and unrealized gain
  (loss) on investments                   0.09         (0.88)          (4.49)
                                     -----------     --------       ---------
Total from investment operations          0.08         (0.91)          (4.53)
                                     -----------     --------       ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net realized gain on investments            -             -            (0.03)
                                     -----------     --------       ---------
NET ASSET VALUE, END OF PERIOD         $  4.61        $ 4.53         $  5.44
                                     ===========     ========       =========

Total Return (a)                       1.77% (b)     (16.73)%        (45.40)%
-------------------------------------------------------------------------------
Ratio of net expenses to average
  net assets                           1.24% (c)        1.24%           1.24%

Ratio of net investment loss to
  average net assets                 (0.27)% (c)      (0.53)%         (0.55)%

Portfolio turnover                       55% (b)          99%            126%

Net assets at end of period
  (000's omitted)                     $4,667           $4,548          $6,299
===============================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average
  net assets                           2.94% (c)        2.51%           2.23%
Ratio of net investment loss to
  average net assets                 (1.97)% (c)       (1.80)%        (1.55)%
===============================================================================
(a)  Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratio information assuming no reduction of Fund expenses.



-------------------------------------------------------------------------------
FRONTIER SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
-------------------------------------------------------------------------------
                                     FOR THE        FOR THE FISCAL FOR THE
                                  SIX MONTHS ENDED  YEAR ENDED     PERIOD* ENDED
                                   MARCH 31, 2003   SEPTEMBER 30,  SEPTEMBER 30,
                                    (unaudited)        2002            2001
                                    ----------       --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 8.75          $ 9.49         $ 10.00
                                    ----------       --------        --------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income                   0.02            0.02            0.02
Net realized and unrealized gain
  (loss) on investments                (0.36)           0.15 (a)       (0.53)
                                    ----------       --------        --------
Total from investment operations       (0.34)           0.17           (0.51)
                                    ----------       --------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                  (0.02)          (0.02)             -
Net realized gain on investments       (0.00) (b)      (0.89)             -
                                    ----------       --------        --------
Total distributions to shareholders    (0.02)          (0.91)             -
                                    ----------       --------        --------
NET ASSET VALUE, END OF PERIOD        $ 8.39          $ 8.75         $  9.49
                                    ==========       ========        ========
Total Return (c)                    (3.93)% (d)        0.13%         (5.10)% (d)
-------------------------------------------------------------------------------
Ratio of net expenses to average
  net assets                          1.49% (e)        1.49%           1.49% (e)

Ratio of net investment income to
  average net assets                  0.33% (e)        0.30%           0.45% (e)

Portfolio turnover                      27% (d)          83%             79% (d)

Net assets at end of period
  (000's omitted)                       $13,920      $13,920             $10,108
================================================================================
Expense Offsets (f)
-------------------
Ratio of total expenses to average
  net assets                          2.10% (e)        2.15%           2.51% (e)

Ratio of net investment loss to
  average net assets                (0.28)% (e)      (0.36)%         (0.57)% (e)
================================================================================
* Commencement of operations was February 28, 2001.

(a) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss from investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(b) Rounds to less than ($0.01).
(c) Total returns and net investment income would have been lower had certain expenses not been reduced.
(d) Not annualized.
(e) Annualized.
(f) Ratio information assuming no reduction of Fund expenses.


------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
March 31, 2003
------------------------------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Frontier Growth Fund ("Growth") and Frontier Small Company Value Fund ("Small Company Value") (each a "Fund" and collectively the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at last quoted bid price. Short-term investments having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market value. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended March 31, 2003, the custodian expenses were not reduced under this arrangement.

------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------
(d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL LOSS CARRYOVERS
As of March 31, 2003, Frontier Growth had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $425,493, expiring September 30, 2010.

(g) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At March 31, 2003, certain shareholders and one unaffiliated omnibus account each held greater than 10% of the outstanding shares of the Funds as follows: Growth - three own 33%; and Small
Company Value - two own 69%.

(h) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Funds' investment portfolios are managed by Frontier Capital Management Company, LLC ("Frontier"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Frontier with respect to each of the Funds. AMG indirectly

------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------
owns a majority interest in Frontier. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment
Manager, AMG, and/or MDI.

The Growth Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets. The Investment Manager, in turn, pays Frontier 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Small Company Value is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.10% of the average daily net assets. The Investment Manager, in turn, pays Frontier 1.10% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through February 1, 2004, to waive fees and pay or reimburse the Funds to the extent that the total operating expenses exceed 1.24% and 1.49%, respectively, of Growth's and Small Company Value's average daily net assets. The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.24% and 1.49%, respectively, of the Fund's average daily net assets. At March 31, 2003, the cumulative amounts of unreimbursed expenses for Growth and Small Company Value are $198,841, and $192,548, respectively. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

The Funds have entered into a distribution agreement with MDI to act as distributor of the Funds. The Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended March 31, 2003, for Growth were $2,833,897 and $2,610,677, respectively. Purchases and sales of securities, excluding short-term securities, for Small Company Value for the same time period were $3,696,750 and $4,443,747, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------
(4) PORTFOLIO SECURITIES LOANED
Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund lending the security, according to agreed-upon rates.

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISOR
-----------
Frontier Capital Management Company, LLC
99 Summer Street
Boston, Massachusetts 02110

CUSTODIAN
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


                        www.managersamg.com
                       www.managersfunds.com

ITEM 2.  CODE OF ETHICS
=======================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEMS 4-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.


ITEM 10. EXHIBITS
=================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:     /s/ Peter M. Lebovitz
        ----------------------------
        Peter M. Lebovitz, President


Date:   May 29, 2003
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Peter M. Lebovitz
        ----------------------------
	Peter M. Lebovitz, President


Date:   May 29, 2003
        --------------


By:     /s/ Galan G. Daukas
        ----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:   May 29, 2003
        --------------